Other financial liabilities (Schedule of detailed information about other financial liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Derivative liabilities	$ 17,995	$ 12,451
Deferred Rosemont acquisition consideration	9,713	9,713
Agreements with communities recorded at amortized cost	5,593	7,144
Other financial liabilities, current	33,301	29,308
Non-current
Deferred Rosemont acquisition consideration	9,163	17,805
Agreements with communities recorded at amortized cost	36,900	29,129
Wheaton refund liability	6,383	5,424
Other financial liabilities, non-current	52,446	52,358
Other financial liabilities	$ 85,747	$ 81,666